Schedule of Future Minimum Lease Payments Received (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Capital Leases And Operating Leases [Line Items]
Future capital lease payments receivable within one year of the balance sheet date on nonoperating leases	$ 46
Future capital lease payments receivable within the second year from the balance sheet date on nonoperating leases	115
Future capital lease payments receivable within the third year from the balance sheet date on nonoperating leases	39
Future capital lease payments receivable within the fourth year from the balance sheet date on nonoperating leases	57
Future capital lease payments receivable within the fifth year from the balance sheet date on nonoperating leases	44
Future capital lease payments receivable after the fifth year from the balance sheet date on nonoperating leases	802
Future capital lease payments receivable on nonoperating leases	1,103	1,085
Future operating lease payments receivable within one year of the balance sheet date	196
Future operating lease payments receivable within the second year from the balance sheet date	168
Future operating lease payments receivable within the third year from the balance sheet date	76
Future operating lease payments receivable within the fourth year from the balance sheet date	51
Future operating lease payments receivable within the fifth year from the balance sheet date	19
Future operating lease payments receivable after the fifth year from the balance sheet date	20
Future operating lease payments receivable	$ 530